COMMITMENTS AND CONTINGENCIES (Details)			6 Months Ended	12 Months Ended
	Feb. 23, 2021 USD ($)	Oct. 17, 2019 item	Jun. 30, 2021 USD ($) D	Dec. 31, 2020 USD ($)
Other Commitments [Line Items]
Number of demands to company to register securities | item		2
Period for exercise of right for registration of securities		3 months
Business Combination Marketing Agreement
Other Commitments [Line Items]
Cash fees payable to advisors (as percentage)			3.50%	3.50%
Fees payable to advisors			$ 4,830,000	$ 4,830,000
Percentage of advisors fees payable to third party			25.00%	25.00%
Advisors fees			$ 0	$ 0
Additional cash fees payable to advisors (as percentage)			1.00%	1.00%
Additional Fees Payable To Advisors, Payment Days Following Initial Public Offering			90	90
Early Bird Capital and/or its designees
Other Commitments [Line Items]
Number of demands to company to register securities | item		1
Period for exercise of right for registration of securities		5 years
Stifel | Placement Agent Agreement
Other Commitments [Line Items]
Percentage of PIPE investments	4.00%
Reimburse out of pocket expenses	$ 25,000